DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 2,946	$ 993
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,946	993
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	300
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,646
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,000
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional	2,946	993
Interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,946	$ 993
Interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	300
Interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,646
Interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 1,000